Income Taxes - Disclosure of detailed information about income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Current tax expense	$ 1,522	$ 771
Deferred tax expense (recovery)	(282)	4,175
Total	$ 1,240	$ 4,946